Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2023
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements
(14)	Regulatory Capital Requirements

Depository institutions and their holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy rules and regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can result in regulatory action. The capital rules include a capital conservation buffer of 2.5% that is designed to absorb losses during periods of economic stress and to require increased capital levels before capital distributions and certain other payments can be made. Failure to meet the full amount of the buffer will result in restrictions on capital distributions, including dividend payments and stock repurchases, and to pay discretionary bonuses to executive officers. For regulatory capital purposes, the ratios exclude the impact of accumulated other comprehensive income (loss). As of December 31, 2023, the Company and Bank meet all capital adequacy requirements to which they are subject and reported capital in levels that exceeded the capital conservation buffer.

Prompt corrective action regulations, to which banks, but not their holding companies, are subject, provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized. If a bank is not classified as well capitalized, its ability to accept brokered deposits is restricted. If a bank is undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. The federal banking agencies are required to take certain supervisory actions (and may take additional discretionary actions) with respect to an undercapitalized institution or its holding company. Such actions could have a direct material effect on an institution’s or its holding company’s financial statements. As of December 31, 2023 and December 31, 2022, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The following is a summary of actual capital amounts and ratios as of December 31, 2023 and 2022, for Trustco Bank:

	As of December 31, 2023		Well	Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Buffer(1)(2)

Tier 1 leverage ratio	$636,327	10.428%	5.000%	4.000%
Common equity Tier 1 capital	636,327	18.280	6.500	7.000
Tier 1 risk-based capital	636,327	18.280	8.000	8.500
Total risk-based capital	679,924	19.532	10.000	10.500

	As of December 31, 2022		Well	Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Buffer(1)(2)

Tier 1 leverage ratio	$609,998	10.116%	5.000%	4.000%
Common equity Tier 1 capital	609,998	18.431	6.500	7.000
Tier 1 risk-based capital	609,998	18.431	8.000	8.500
Total risk-based capital	651,462	19.684	10.000	10.500

The following is a summary of actual capital amounts and ratios as of December 31, 2023 and 2022 for TrustCo on a consolidated basis.

	As of December 31, 2023		Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer(1)(2)

Tier 1 leverage ratio	$657,968	10.780%	4.000%
Common equity Tier 1 capital	657,968	18.896	7.000
Tier 1 risk-based capital	657,968	18.896	8.500
Total risk-based capital	701,577	20.149	10.500

	As of December 31, 2022		Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer(1)(2)

Tier 1 leverage ratio	$626,628	10.390%	4.000%
Common equity Tier 1 capital	626,628	18.929	7.000
Tier 1 risk-based capital	626,628	18.929	8.500
Total risk-based capital	668,102	20.182	10.500

(1)	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized.
(2)	The December 31, 2023 and 2022 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a capital conservation buffer of 2.50 percent.